Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS
Schedule of assumptions used to determine fair value of time-based options

	2014	2013

Expected term (years)	6.5	6.5
Risk-free interest rate	1.07% - 2.12%	1.19% - 2.10%
Expected volatility	56%	35%
Dividend yield	-%	-%

Summary of changes in outstanding time-based stock options

	Number of Options	Weighted- Average Exercise Price	Average Remaining Contractual Term (In Years)

Shares under option—December 31, 2013	1,099,264	$9.19	4.6
Shares granted	14,042	15.70
Shares forfeited or expired	(2,366)	10.24
Shares exercised	(14,166)	8.25
Shares under option—December 31, 2014	1,096,774	9.28	3.7
Shares exercisable—December 31, 2014	1,020,743	9.14	3.4

Shares under option—December 31, 2012	1,082,092	$9.11	5.3
Shares granted	43,298	10.71
Shares forfeited or expired	(3,211)	9.72
Shares exercised	(22,915)	8.25
Shares under option—December 31, 2013	1,099,264	9.19	4.6
Shares exercisable—December 31, 2013	910,793	9.24	4.0

Summary of the status of nonvested time-based options

	Number of Options	Average Grant-Date Fair Value

Nonvested options—December 31, 2013	188,471	$1.87
Shares granted	14,042	8.16
Shares forfeited	(2,028)	2.11
Shares vested	(124,454)	3.12
Nonvested options—December 31, 2014	76,031	$3.29

Nonvested options—December 31, 2012	263,574	$3.14
Shares granted	43,298	1.64
Shares forfeited	(3,211)	3.21
Shares vested	(115,190)	3.11
Nonvested options—December 31, 2013	188,471	$1.87